SEGMENT INFORMATION - General and administrative expenditure (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SEGMENT INFORMATION
Share-based compensation	$ 6,348,916	$ 5,285,145
Administrative salaries, contractor and director fees	4,436,658	5,120,027
Investor relations	1,640,925	897,110
Office and administrative	1,091,234	803,472
Professional and consultant fees	3,948,374	4,436,654
Travel	646,405	565,145
Public company costs	1,312,607	559,212
Total general and administrative costs	19,425,119	17,666,765
Canada
SEGMENT INFORMATION
Share-based compensation	6,261,824	5,181,245
Administrative salaries, contractor and director fees	4,264,052	4,972,700
Investor relations	1,640,925	897,110
Office and administrative	970,030	637,603
Professional and consultant fees	3,539,604	3,653,186
Travel	638,326	565,145
Public company costs	1,312,607	559,212
Total general and administrative costs	18,627,368	16,466,201
United States
SEGMENT INFORMATION
Administrative salaries, contractor and director fees	78,492	74,914
Office and administrative	89,040	132,386
Professional and consultant fees	408,770	783,468
Travel	8,079
Total general and administrative costs	584,381	990,768
Australia
SEGMENT INFORMATION
Share-based compensation	87,092	103,900
Administrative salaries, contractor and director fees	94,114	72,413
Office and administrative	32,164	33,483
Total general and administrative costs	$ 213,370	$ 209,796